Related party transactions (Detail Textuals 3) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 18, 2016	Dec. 31, 2018	Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Revised amount payable under agreement			$ 331
A.D. Friesen Enterprises Ltd.,
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Term of agreement	5 years
Amount payable under agreement	$ 300
Revised amount payable under agreement	$ 315
JFK Enterprises Ltd
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Term of agreement		1 year
Amount payable under agreement		$ 155